Related Party Transactions and Balances (Tables)	12 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following is a list of related parties with which the Company has had major transactions in the years ended April 30, 2025 and 2026:

Name	Relationship with the Company
Ms. Yanmei Mo	The controlling shareholder of the Company

(a) The Company entered into the following transactions with the major related party:

	For the Years Ended April 30,
	2025	2026
Repayment of loans from related parties during the year
Ms. Yanmei Mo	$528,168	$613,005
Total repayment of loans from related parties during the year	$528,168	$613,005

(b) The Company had the following balances with the major related party:

	As of April 30,
	2025	2026
Amounts due to a related party
Ms. Yanmei Mo (1)	$1,644,006	$1,031,001
Total amounts due to a related party	$1,644,006	$1,031,001

(1)	The outstanding balance as of April 30, 2025 and 2026 represented financial support provided by Ms. Yanmei Mo for the Company’s daily operations and financial needs. The balance was interest-free, unsecured, and repayable on demand.